EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net periodic costs of post-employment health care benefits
Cost of current service	R$ 3,005	R$ 3,458	R$ 4,964
Interests expense	8,102	8,239	11,311
Past service cost		(32,434)	(660)
Net pension cost (benefit)	R$ 11,107	R$ (20,737)	R$ 15,615